Guarantees - Changes from credit recourses agreements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Guarantor Obligations [Line Items]
Balance as of beginning of period	$ 56,000
Balance as of end of period	35,000	$ 56,000
Financial Guarantee
Guarantor Obligations [Line Items]
Balance as of beginning of period	56,230	58,820
Provision for recourse liability	2,122	12,200
Net charge-offs	(23,490)	(14,790)
Balance as of end of period	$ 34,862	$ 56,230